Auditor's remuneration	12 Months Ended
Dec. 31, 2018
Auditor's remuneration
Auditor's remuneration

6 Auditor’s remuneration

Amounts paid to the Group’s auditors for statutory audit and other services are set out below. All audit-related and other services are approved by the Group Audit Committee and are subject to strict controls to ensure the external auditor’s independence is unaffected by the provision of other services. The Group Audit Committee recognises that for certain assignments the auditors are best placed to perform the work economically; for other work the Group selects the supplier best placed to meet its requirements. The Group’s auditors are permitted to tender for such work in competition with other firms where the work is permissible under audit independence rules.

Amounts paid to the Group’s auditors for statutory audit and other services are set out below:

	2018	2017	2016
	£m	£m	£m
Fees payable for the audit of the Group’s annual accounts (1)	3.5	4.0	4.0
- the audit of the company’s subsidiaries (1)	27.5	22.9	20.7
- audit-related assurance services (1,2)	2.9	4.3	4.0
Total audit and audit-related assurance services fees	33.9	31.2	28.7

Other assurance services	1.3	1.7	3.4
Corporate finance services (3)	0.2	0.2	0.2
Non-audit services	—	—	—
Total other services	1.5	1.9	3.6

Notes:

(1)	The 2018 audit fee was approved by the Group Audit Committee. At 31 December 2018, £16 million has been billed in and paid in respect of 2018 Group audit fees.
(2)

Comprises fees of £1.1 million (2017 - £1.1 million) in relation to reviews of interim financial information, £1.1 million (2017 - £2.5 million) in respect of reports to the Group’s regulators in the UK and overseas, £0.7 million (2017 - £0.7 million) in relation to non-statutory audit opinions.

(3)	Comprises fees of £0.2 million (FY 2017 - £0.2 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by the Group.